--------------------------------------------------------------------------------

                           ENDEAVOR VARIABLE ANNUITY

                               The AUSA Endeavor
                            Variable Annuity Account
                               Semi-Annual Report
                                 June 30, 1997


                       [LOGO OF AUSA LIFE APPEARS HERE]

--------------------------------------------------------------------------------


                       THIS PAGE LEFT BLANK INTENTIONALLY

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Dear Valued Policyholder:

We are pleased to present the Semi-Annual Report of the AUSA Endeavor Variable Annuity Account for the period ended June 30, 1997. This report contains information on the following subaccounts:

   TCW Money Market
   TCW Managed Asset Allocation
   T. Rowe Price International Stock
   Value Equity
   Dreyfus Small Cap Value
   Dreyfus U.S. Government Securities
   T. Rowe Price Equity Income
   T. Rowe Price Growth Stock
   Opportunity Value
   Enhanced Index
   Growth

We are pleased that you have chosen the Endeavor Variable Annuity to be part of your financial future. We look forward to serving you in the future.

Sincerely,

LOGO

William L. Busler
Vice President
AUSA Life Insurance Company, Inc.

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

BALANCE SHEET
June 30, 1997 (Unaudited)

                                                              TCW      T. ROWE
                                                    TCW     MANAGED     PRICE
                                                   MONEY     ASSET     INT'L.
                                                  MARKET   ALLOCATION   STOCK
                                        TOTAL    SUBACCT.   SUBACCT.  SUBACCT.
                                     ----------- --------- ---------- ---------
ASSETS
Cash................................ $       --        --        --         --
Investments in mutual funds, at
 current market value (Note 2):
 Endeavor Series Trust--TCW Money
  Market Portfolio..................   1,018,219 1,018,219       --         --
 Endeavor Series Trust--TCW Managed
  Asset Allocation Portfolio........   3,155,282       --  3,155,282        --
 Endeavor Series Trust--T. Rowe
  Price International
  Stock Portfolio...................   4,982,318       --        --   4,982,318
 Endeavor Series Trust--Value Equity
  Portfolio.........................   4,322,712       --        --         --
 Endeavor Series Trust--Dreyfus
  Small Cap Value Portfolio.........   2,808,593       --        --         --
 Endeavor Series Trust--Dreyfus U.S.
  Gov't. Securities Portfolio.......     924,429       --        --         --
 Endeavor Series Trust--T. Rowe
  Price Equity Income Portfolio.....   3,836,663       --        --         --
 Endeavor Series Trust--T. Rowe
  Price Growth Stock Portfolio......   2,672,454       --        --         --
 Endeavor Series Trust--Opportunity
  Value Portfolio...................     540,511       --        --         --
 Endeavor Series Trust--Enhanced
  Index Portfolio...................      13,683       --        --         --
 WRL Investment Management, Inc.--
  Growth Portfolio..................   8,342,225       --        --         --
                                     ----------- --------- ---------  ---------
 Total investments in mutual funds..  32,617,089 1,018,219 3,155,282  4,982,318
                                     ----------- --------- ---------  ---------
 Total Assets....................... $32,617,089 1,018,219 3,155,282  4,982,318
                                     =========== ========= =========  =========
LIABILITIES AND CONTRACT OWNERS'
 EQUITY
Liabilities:
 Contract terminations payable...... $     2,289       102       263        422
                                     ----------- --------- ---------  ---------
 Total Liabilities..................       2,289       102       263        422
Contract Owners' Equity:
 Deferred annuity contracts
  terminable by owners (Note 3).....  32,614,800 1,018,117 3,155,019  4,981,896
                                     ----------- --------- ---------  ---------
                                     $32,617,089 1,018,219 3,155,282  4,982,318
                                     =========== ========= =========  =========

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

             DREYFUS   DREYFUS    T. ROWE   T. ROWE
              SMALL      U.S.      PRICE     PRICE
   VALUE       CAP      GOV'T.    EQUITY    GROWTH   OPPORTUNITY ENHANCED
  EQUITY      VALUE   SECURITIES  INCOME     STOCK      VALUE     INDEX    GROWTH
 SUBACCT.   SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT. SUBACCT.
 ---------  --------- ---------- --------- --------- ----------- -------- ---------
       --         --       --          --        --        --        --         --
       --         --       --          --        --        --        --         --
       --         --       --          --        --        --        --         --
       --         --       --          --        --        --        --         --
 4,322,712        --       --          --        --        --        --         --
       --   2,808,593      --          --        --        --        --         --
       --         --   924,429         --        --        --        --         --
       --         --       --    3,836,663       --        --        --         --
       --         --       --          --  2,672,454       --        --         --
       --         --       --          --        --    540,511       --         --
       --         --       --          --        --        --     13,683        --
       --         --       --          --        --        --        --   8,342,225
 ---------  ---------  -------   --------- ---------   -------    ------  ---------
 4,322,712  2,808,593  924,429   3,836,663 2,672,454   540,511    13,683  8,342,225
 ---------  ---------  -------   --------- ---------   -------    ------  ---------
 4,322,712  2,808,593  924,429   3,836,663 2,672,454   540,511    13,683  8,342,225
 =========  =========  =======   ========= =========   =======    ======  =========
       443        151       19         175       149        10       --         555
 ---------  ---------  -------   --------- ---------   -------    ------  ---------
       443        151       19         175       149        10       --         555
 4,322,269  2,808,442  924,410   3,836,488 2,672,305   540,501    13,683  8,341,670
 ---------  ---------  -------   --------- ---------   -------    ------  ---------
 4,322,712  2,808,593  924,429   3,836,663 2,672,454   540,511    13,683  8,342,225
 =========  =========  =======   ========= =========   =======    ======  =========

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
Six Months Ended June 30, 1997, Except as Noted (Unaudited)

                                                                TCW     T. ROWE
                                                      TCW     MANAGED    PRICE
                                                     MONEY     ASSET     INT'L.
                                                     MARKET  ALLOCATION  STOCK
                                           TOTAL    SUBACCT.  SUBACCT.  SUBACCT.
                                         ---------- -------- ---------- --------
NET INVESTMENT INCOME (LOSS)
Income:
 Dividends.............................  $  724,041  23,156    38,434    29,661
Expenses (Note 5):
 Administrative fee....................       6,582     251       574       914
 Mortality and expense risk charge.....     176,004   6,535    17,835    25,009
                                         ---------- -------   -------   -------
   Net Investment income (loss)........     541,455  16,370    20,025     3,738
                                         ---------- -------   -------   -------
NET REALIZED AND UNREALIZED CAPITAL
 GAIN (LOSS) FROM INVESTMENTS
Net realized capital gain from sales of
 investments:
 Proceeds from sales...................     895,838 184,978    87,140   105,303
 Cost of investments sold..............     717,441 184,978    62,347    87,893
                                         ---------- -------   -------   -------
Net realized capital gain from sales of
 investments...........................     178,397     --     24,793    17,410
                                         ---------- -------   -------   -------
Net change in unrealized
 appreciation/depreciation of
 investments:
 Beginning of the period...............   1,762,593     --    299,221   236,578
 End of the period.....................   4,137,768     --    528,707   660,007
                                         ---------- -------   -------   -------
   Net change in unrealized
    appreciation/depreciation of
    investments........................   2,375,175     --    229,486   423,429
                                         ---------- -------   -------   -------
   Net realized and unrealized capital
    gain (loss) from investments.......   2,553,572     --    254,279   440,839
                                         ---------- -------   -------   -------
INCREASE FROM OPERATIONS...............  $3,095,027  16,370   274,304   444,577
                                         ========== =======   =======   =======

/1/Period from May 1, 1997 (commencement of operations) to June 30, 1997

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

           DREYFUS   DREYFUS   T. ROWE  T. ROWE
            SMALL      U.S.     PRICE    PRICE
  VALUE      CAP      GOV'T.    EQUITY   GROWTH  OPPORTUNITY  ENHANCED
  EQUITY    VALUE   SECURITIES  INCOME   STOCK      VALUE       INDEX     GROWTH
 SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT. SUBACCT.  SUBACCT.   SUBACCT./1/ SUBACCT.
 --------  -------- ---------- -------- -------- ----------- ----------- --------
 142,471   286,584    27,387    91,556   18,895        43        --       65,854
     795       769       201       503      451        23        --        2,101
  23,308    15,385     5,279    19,885   14,055     2,983         14      45,716
 -------   -------    ------   -------  -------    ------        ---     -------
 118,368   270,430    21,907    71,168    4,389    (2,963)       (14)     18,037
 -------   -------    ------   -------  -------    ------        ---     -------

 165,704    33,630    44,656    40,726   63,782     1,353          1     168,565
 109,071    24,092    43,455    30,622   47,268     1,297          1     126,417
 -------   -------    ------   -------  -------    ------        ---     -------
  56,633     9,538     1,201    10,104   16,514        56        --       42,148
 -------   -------    ------   -------  -------    ------        ---     -------
 348,773   278,785     7,435   227,251  174,087      (106)       --      190,569
 617,765   385,768     2,743   531,552  484,779    39,731        545     886,171
 -------   -------    ------   -------  -------    ------        ---     -------
 268,992   106,983    (4,692)  304,301  310,692    39,837        545     695,602
 -------   -------    ------   -------  -------    ------        ---     -------
 325,625   116,521    (3,491)  314,405  327,206    39,893        545     737,750
 -------   -------    ------   -------  -------    ------        ---     -------
 443,993   386,951    18,416   385,573  331,595    36,930        531     755,787
 =======   =======    ======   =======  =======    ======        ===     =======

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Months Ended June 30, 1997 and 1996, Except as Noted (Unaudited)

                                                                        TCW                 T. ROWE
                                                  TCW                 MANAGED                PRICE
                                                 MONEY                 ASSET                INT'L.                 VALUE
                                                 MARKET             ALLOCATION               STOCK                EQUITY
                          TOTAL                 SUBACCT.             SUBACCT.              SUBACCT.              SUBACCT.
                  -----------------------  -------------------  --------------------  --------------------  --------------------
                     1997         1996       1997       1996      1997       1996       1997       1996       1997       1996
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
OPERATIONS
 Net investment
  income (loss).. $   541,455     325,302     16,370    19,314     20,025      4,423      3,738    (13,203)   118,368     14,765
 Net realized
  capital gain
  (loss).........     178,397      89,254        --        --      24,793     16,311     17,410      5,005     56,633     20,748
 Net change in
  unrealized
  appreciation/
  depreciation of
  investments....   2,375,175   1,408,104        --        --     229,486    189,711    423,429    214,284    268,992    288,669
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
 Increase
  (decrease) from
  operations.....   3,095,027   1,822,660     16,370    19,314    274,304    210,445    444,577    206,086    443,993    324,182
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
CONTRACT
 TRANSACTIONS
 Net contract
  purchase
  payments.......   4,818,880   8,945,238    311,906   849,831    312,485    451,716    739,784    996,418    594,504  1,032,776
 Transfers
  payments from
  (to) other
  subaccounts or
  general
  account........   5,083,830   3,698,118    (77,916) (403,786)   525,373    506,790  1,047,119    843,943    652,421    598,804
 Contract
  terminations,
  withdrawals,
  and other
  deductions.....    (209,154)   (390,272)       --        --     (16,614)   (68,621)   (23,746)   (69,872)   (22,111)   (61,807)
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
 Increase from
  contract
  transactions...   9,693,556  12,253,084    233,990   446,045    821,244    889,885  1,763,157  1,770,489  1,224,814  1,569,773
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
 Net increase in
  contract
  owners'
  equity.........  12,788,583  14,075,744    250,360   465,359  1,095,548  1,100,330  2,207,734  1,976,575  1,668,807  1,893,955
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
CONTRACT OWNERS'
 EQUITY
 Beginning of
  period.........  19,826,217   5,750,473    767,757   302,398  2,059,471    959,141  2,774,162    797,587  2,653,462    759,507
                  -----------  ----------  ---------  --------  ---------  ---------  ---------  ---------  ---------  ---------
 End of period... $32,614,800  19,826,217  1,018,117   767,757  3,155,019  2,059,471  4,981,896  2,774,162  4,322,269  2,653,462
                  ===========  ==========  =========  ========  =========  =========  =========  =========  =========  =========

/1/Period from December 13, 1996 (commencement of operations) to December 31,
1996
/2/Period from May 1, 1997 (commencement of operations) to June 30, 1997

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                              T. ROWE               T. ROWE
      DREYFUS          DREYFUS U.S.            PRICE                 PRICE
     SMALL CAP            GOV'T.              EQUITY                GROWTH            OPPORTUNITY     ENHANCED
       VALUE            SECURITIES            INCOME                 STOCK               VALUE         INDEX
     SUBACCT.            SUBACCT.            SUBACCT.              SUBACCT.            SUBACCT.       SUBACCT.
--------------------  ----------------  --------------------  --------------------  ----------------  --------
  1997       1996      1997     1996      1997       1996       1997       1996      1997    1996/1/  1997/2/
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------  --------
  270,430     30,082   21,907    9,258     71,168     (6,843)     4,389      1,959   (2,963)      (8)     (14)
    9,538     19,083    1,201   (2,573)    10,104     11,322     16,514      4,575       56      --       --
  106,983    233,035   (4,692)   1,717    304,301    205,913    310,692    158,184   39,837     (106)     545
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------   ------
  386,951    282,200   18,416    8,402    385,573    210,392    331,595    164,718   36,930     (114)     531
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------   ------
  277,216    581,260   62,922  336,517    719,186  1,120,024    419,450    890,676  279,516  179,807    6,584
  306,301    367,127  185,548  111,586    651,620    458,878    377,012    250,896   44,362      --     6,568
  (16,314)   (22,302)  (8,201) (21,050)   (31,385)   (55,759)   (10,407)    (8,247)     --       --       --
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------   ------
  567,203    926,085  240,269  427,053  1,339,421  1,523,143    786,055  1,133,325  323,878  179,807   13,152
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------   ------
  954,154  1,208,285  258,685  435,455  1,724,994  1,733,535  1,117,650  1,298,043  360,808  179,693   13,683
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------   ------
1,854,288    646,003  665,725  230,270  2,111,494    377,959  1,554,655    256,612  179,693      --       --
---------  ---------  -------  -------  ---------  ---------  ---------  ---------  -------  -------   ------
2,808,442  1,854,288  924,410  665,725  3,836,488  2,111,494  2,672,305  1,554,655  540,501  179,693   13,683
=========  =========  =======  =======  =========  =========  =========  =========  =======  =======   ======
      DREYFUS
     SMALL CAP
       VALUE                GROWTH
     SUBACCT.              SUBACCT.
--------------------- ---------------------
  1997       1997       1996
---------- ---------- ----------
  270,430     18,037    265,555
    9,538     42,148     14,783
  106,983    695,602    116,697
---------- ---------- ----------
  386,951    755,787    397,035
---------- ---------- ----------
  277,216  1,095,327  2,506,213
  306,301  1,365,422    963,880
  (16,314)   (80,376)   (82,614)
---------- ---------- ----------
  567,203  2,380,373  3,387,479
---------- ---------- ----------
  954,154  3,136,160  3,784,514
---------- ---------- ----------
1,854,288  5,205,510  1,420,996
---------- ---------- ----------
2,808,442  8,341,670  5,205,510
========== ========== ==========

--------------------------------------------------------------------------------
THE AUSA ENDEAVOR VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization -- The AUSA Endeavor Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Enhanced Index subaccount commenced operations on May 1, 1997. The Opportunity Value Subaccount commenced operations on December 13, 1996. Effective May 1, 1996, the names of the Money Market, Managed Asset Allocation, Quest for Value, and the U.S. Government Securities Portfolios and Subaccounts were changed to TCW Money Market, TCW Managed Asset, Value Equity, and Dreyfus U.S. Government Securities Portfolios and Subaccounts, respectively. Effective October 29, 1996, the names of the Value Small Cap Portfolio and Subaccount was changed to Dreyfus Small Cap Value Portfolio and Subaccount. The investment advisor of the Endeavor Series Trust is Endeavor Investment Advisors, a general partnership between Endeavor Management Co. and AUSA Financial Markets, Inc., an affiliate of AUSA Life. The investment advisor for the WRL Investment Management, Inc. is Western Reserve Life Assurance Co. of Ohio, an affiliate of AUSA Life.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments -- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Endeavor Series Trust, and the Growth Portfolio of the WRL Investment Management, Inc. (collectively the "Series Funds"), as selected by the contract owner. Investments are stated at the closing net asset values per share on June 30, 1997.

Realized capital gains and losses from sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income -- Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

--------------------------------------------------------------------------------

2. INVESTMENTS
A summary of the mutual fund investment at June 30, 1997 follows:

                            NUMBER OF   NET ASSET VALUE   MARKET
                           SHARES HELD     PER SHARE       VALUE       COST
                          ------------- --------------- ----------- -----------
Endeavor Series Trust
 TCW Money Market
  Portfolio.............. 1,018,218.970    $    1.00    $ 1,018,219 $ 1,018,219
 TCW Managed Asset
  Allocation Portfolio...   152,281.934        20.72      3,155,282   2,626,575
 T. Rowe Price
  International Stock
  Portfolio..............   322,480.105        15.45      4,982,318   4,322,311
 Value Equity Portfolio..   229,443.288        18.84      4,322,712   3,704,947
 Dreyfus Small Cap Value
  Portfolio..............   181,550.906        15.47      2,808,593   2,422,825
 Dreyfus U.S. Government
  Securities Portfolio...    82,685.985        11.18        924,429     921,686
 T. Rowe Price Equity
  Income Portfolio.......   222,286.357        17.26      3,836,663   3,305,111
 T. Rowe Price Growth
  Stock Portfolio........   141,549.469        18.88      2,672,454   2,187,675
 Opportunity Value
  Portfolio..............    49,048.155        11.02        540,511     500,780
 Enhanced Index
  Portfolio..............     1,222.771        11.19         13,683      13,138
WRL Investment
 Management, Inc.
 Growth Portfolio........   215,464.510    38.717398      8,342,225   7,456,054
                                                        ----------- -----------
                                                        $32,617,089 $28,479,321
                                                        =========== ===========

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at June 30, 1997 follows:

                                      ACCUMULATION  ACCUMULATION     TOTAL
 SUBACCOUNT                            UNITS OWNED   UNIT VALUE  CONTRACT VALUE
 ----------                           ------------- ------------ --------------
TCW Money Market.....................   866,843.012  $ 1.174511   $ 1,018,117
TCW Managed Asset Allocation......... 1,555,260.857    2.028611     3,155,019
T. Rowe Price International Stock.... 3,381,398.984    1.473324     4,981,896
Value Equity......................... 2,260,575.104    1.912022     4,322,269
Dreyfus Small Cap Value.............. 1,598,015.432    1.757456     2,808,442
Dreyfus U.S. Government Securities...   802,125.952    1.152450       924,410
T. Rowe Price Equity Income.......... 2,217,548.575    1.730058     3,836,488
T. Rowe Price Growth Stock........... 1,429,277.604    1.869689     2,672,305
Opportunity Value....................   494,628.345    1.092742       540,501
Enhanced Index.......................    12,255.512    1.116452        13,683
Growth...............................   444,026.506   18.786424     8,341,670
                                                                  -----------
                                                                  $32,614,800
                                                                  ===========

A summary of changes in contract owners' account units follows:

                               TCW      T. ROWE             DREYFUS   DREYFUS    T. ROWE   T. ROWE
                             MANAGED     PRICE               SMALL      U.S.      PRICE     PRICE
                 TCW MONEY    ASSET     INT'L.     VALUE      CAP      GOV'T.    EQUITY    GROWTH   OPPORTUNITY ENHANCED
                  MARKET    ALLOCATION   STOCK    EQUITY     VALUE   SECURITIES  INCOME     STOCK      VALUE     INDEX    GROWTH
                 SUBACCT.    SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.   SUBACCT. SUBACCT.
                 ---------  ---------- --------- --------- --------- ---------- --------- --------- ----------- -------- --------
Units
 outstanding at
 1/1/96......... $ 271,035    607,869    681,094   547,234   535,283  204,814     293,620   189,614       --        --    97,436
Units
 purchased......   750,980    264,897    798,316   680,695   445,979  305,474     810,397   615,741   178,913       --   156,541
Units redeemed
 and
 transferred....  (356,841)   250,703    605,423   337,670   258,181   79,492     283,590   159,303       --        --    52,878
                 ---------  ---------  --------- --------- ---------  -------   --------- ---------   -------    ------  -------
Units
 outstanding at
 12/31/96.......   665,174  1,123,469  2,084,833 1,565,599 1,239,443  589,780   1,387,607   964,658   178,913       --   306,855
Units
 purchased......   269,150    164,645    541,916   336,505   174,789   55,174     445,746   249,182   272,586     6,235   62,452
Units redeemed
 and
 transferred....   (67,481)   267,147    754,650   358,471   183,783  157,172     384,196   215,438    43,129     6,021   74,720
                 ---------  ---------  --------- --------- ---------  -------   --------- ---------   -------    ------  -------
Units
 outstanding at
 6/30/97........ $ 866,843  1,555,261  3,381,399 2,260,575 1,598,015  802,126   2,217,549 1,429,278   494,628    12,256  444,027
                 =========  =========  ========= ========= =========  =======   ========= =========   =======    ======  =======

--------------------------------------------------------------------------------

At June 30, 1997 contract owners' equity was comprised of:

                                           TCW      T. ROWE             DREYFUS   DREYFUS    T. ROWE   T. ROWE
                                         MANAGED     PRICE               SMALL      U.S.      PRICE     PRICE
                              TCW MONEY   ASSET     INT'L.     VALUE      CAP      GOV'T.    EQUITY    GROWTH   OPPORTUNITY
                               MARKET   ALLOCATION   STOCK    EQUITY     VALUE   SECURITIES  INCOME     STOCK      VALUE
                     TOTAL    SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.  SUBACCT.  SUBACCT.   SUBACCT.
                  ----------- --------- ---------- --------- --------- --------- ---------- --------- --------- -----------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..   28,477,032 1,018,117 2,626,312  4,321,889 3,704,504 2,422,674  921,667   3,304,936 2,187,526   500,770
Adjustment for
 appreciation to
 market value...    4,137,768       --    528,707    660,007   617,765   385,768    2,743     531,552   484,779    39,731
                  ----------- --------- ---------  --------- --------- ---------  -------   --------- ---------   -------
Total Contract
 Owners'
 Equity.........  $32,614,800 1,018,117 3,155,019  4,981,896 4,322,269 2,808,442  924,410   3,836,488 2,672,305   540,501
                  =========== ========= =========  ========= ========= =========  =======   ========= =========   =======
                  ENHANCED
                   INDEX    GROWTH
                  SUBACCT. SUBACCT.
                  -------- ---------
Unit
 transactions,
 accumulated net
 investment
 income and
 realized
 capital gains..   13,138  7,455,499
Adjustment for
 appreciation to
 market value...      545    886,171
                  -------- ---------
Total Contract
 Owners'
 Equity.........   13,683  8,341,670
                  ======== =========

4. TAXES
Operations of the Mutual Fund Account form a part of AUSA Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA Life.

5. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE
Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments made less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

AUSA Life deducts a daily charge equal to an annual rate of 1.25% of the value of the contract owners' account as a charge for assuming certain mortality and expense risks. AUSA Life also deducts a daily charge equal to an annual rate of
 .15% of the contract owners' account for administrative expenses.

6. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                       SIX MONTHS ENDED JUNE 30, 1997 AND YEAR
                                       ENDED DECEMBER 31, 1996 OR COMMENCEMENT
                                          OF OPERATIONS TO DECEMBER 31, 1996
                                       ----------------------------------------
                                              1997                 1996
                                       ------------------- --------------------
                                        PURCHASES   SALES  PURCHASES    SALES
                                       ----------- ------- ---------- ---------
Endeavor Series Trust
 TCW Money Market Portfolio........... $   435,334 184,978    880,105   414,686
 TCW Managed Asset Allocation
  Portfolio...........................     928,485  87,140    986,607    92,138
 T. Rowe Price International Stock
  Portfolio...........................   1,872,474 105,303  1,822,939    65,520
 Value Equity Portfolio...............   1,509,078 165,704  1,648,916    64,146
 Dreyfus Small Cap Value Portfolio....     871,458  33,630  1,110,497   154,397
 Dreyfus U.S. Government Securities
  Portfolio...........................     306,842  44,656    525,184    88,868
 T. Rowe Price Equity Income
  Portfolio...........................   1,451,438  40,726  1,578,572    62,231
 T. Rowe Price Growth Stock
  Portfolio...........................     854,347  63,782  1,167,599    32,296
 Opportunity Value Portfolio..........     322,279   1,353    179,798       --
 Enhanced Index Portfolio.............      13,139       1        --        --
WRL Investment Management, Inc.
 Growth Portfolio.....................   2,567,168 168,565  3,729,079    75,787
                                       ----------- ------- ---------- ---------
                                       $11,132,042 895,838 13,629,296 1,050,069
                                       =========== ======= ========== =========